Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Commitments and Contingencies

15.         Commitments and Contingencies

Commitments

As of December 31, 2016 and 2017, capital commitment for purchase of property, plant and equipment were RMB nil and RMB 11,200,000 ($1,714,058), respectively.

The Company did not have any significant lease commitment as of December 31, 2016 and 2017.

Guarantees and Indemnities

The Company was a party to enter into contracts to indemnify third parties for certain liabilities, and as of December 31, 2016 and 2017, the Company guaranteed the third parties’ borrowings from the financial institutions amounting to RMB298,000,000 and RMB844,200,000 ($129,197,147), respectively, as a guarantor. In most cases, the Company cannot estimate the potential amount of future payments under these indemnities until events arise that would result in a liability under the indemnities. The Company believes that the liabilities for potential future payments of these guarantees and indemnities are not probable.